Basis of presentation and significant accounting policies - Recent accounting pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Excess tax benefit from share-based compensation	$ 446	$ 1,411	$ 0